Common Stock (Details) - EQRx, INC. [Member] - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock (Details) [Line Items]
Common stock, shares authorized	620,000,000	605,000,000	75,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued	77,544,737	73,794,737	56,357,500
Common stock issued shares sold	65,544,537
Common stock, shares outstanding	608,572,509	582,439,177
Shares sold	98,654,203	61,794,537